Debentures	9 Months Ended	12 Months Ended
	May 31, 2023	Aug. 31, 2022
Debentures.
Debentures

5. Debentures

On May 14, 2021, the Company subscribed for and purchased 3,400 senior unsecured subordinated convertible debentures of The Limestone Boat Company Limited [“Limestone”], a publicly traded company listed under the trading symbol "BOAT" on the TSX Venture Exchange [the "Debentures"], for an aggregate amount of $3,400,000.

The Debentures bear interest at a rate of 10% per annum, payable annually in arrears, and have a 36-month term [the “Term”]. The Debentures are convertible at any time at the option of the Company into common shares of Limestone [“Common Shares”] at a conversion price of $0.36 per Common Share [the “Conversion Price”]. If at any time following 120 days from the date of issuance of the Debentures [the “Closing Date“] and prior to the date that is 30 days prior to the end of the Term, the volume weighted average closing price of the Common Shares on the TSX Venture Exchange, or such other exchange on which the Common Shares may be listed, is equal to or higher than $0.50 per Common Share for 20 consecutive trading days, Limestone may notify the Company that the Debentures will be automatically converted into Common Shares at the Conversion Price 30 days following the date of such notice.

The Debentures are carried at fair value through profit and loss and are considered as Level 2 financial instruments in the fair value hierarchy.

On January 20, 2023, Limestone announced that Limestone’s U.S. subsidiaries filed a Chapter 7 of the Bankruptcy Code in the U.S. As a result, the Company recorded an impairment on the entire value of the Debentures at the amount of nil and $2,637,000 in the three and nine months ended May 31, 2023 [May 31, 2022 – nil].

For the three and nine months ended May 31, 2023, the Company recorded a loss of nil and $109,667 respectively [May 31, 2022 – $115,000 and $436,500 respectively] in net finance expense for change in the fair value of the Debentures [note 19].

8. Debentures

On May 14, 2021, the Company subscribed for and purchased 3,400 senior unsecured subordinated convertible debentures of The Limestone Boat Company Limited [“Limestone”], a publicly traded company listed under the trading symbol "BOAT" on the TSX Venture Exchange [the "Debentures"], for an aggregate amount of $3,400,000.

The Debentures bear interest at a rate of 10% per annum, payable annually in arrears, and have a 36-month term [the “Term”]. The Debentures are convertible at any time at the option of the Company into common shares of Limestone [“Common Shares”] at a conversion price of $0.36 per Common Share [the “Conversion Price”]. If at any time following 120 days from the date of issuance of the Debentures [the “Closing Date“] and prior to the date that is 30 days prior to the end of the Term, the volume weighted average closing price of the Common Shares on the TSX Venture Exchange, or such other exchange on which the Common Shares may be listed, is equal to or higher than $0.50 per Common Share for 20 consecutive trading days, Limestone may notify the Company that the Debentures will be automatically converted into Common Shares at the Conversion Price 30 days following the date of such notice.

The Debentures are carried at fair value through profit and loss and are considered as Level 2 financial instruments in the fair value hierarchy. For the year ended August 31, 2022, the Company recorded a loss of $670,000 [2021 - $550,000; 2020 - Nil] for the change in fair value of the Debentures and interest income of $340,000 [2021 - $85,000; 2020 - Nil] in net income (loss) as a net financial expense.

Subsequent to year end, Limestone announced that it has implemented significant cost savings measures, as well as the withdrawal of its previously proposed debt financings. As Limestone continues to pursue alternative liquidity and financing proposals, these factors may have a negative impact on the key assumptions described in Note 25 used by the Company to determine the fair value of the Debentures subsequent to the reporting date. Although the estimates of the fair value of the Debentures as at August 31, 2022 are based on management’s best knowledge and estimates of the amount, events or actions at that time, the valuation in future periods ultimately may differ from those estimates.